Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	2.45%	1.49%
Top of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	2.90%	1.58%